Summary of Significant Accounting Policies - Schedule of Other Receivables in Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables in Prepaid Expenses and Other Current Assets [Abstract]
Balance as of January 1	$ 405	$ 11,367
(Reversal of provision) provisions for doubtful accounts	4	(491)
Write offs	(28)	(10,461)
Changes due to foreign exchange	11	(10)
Balance as of December 31	$ 392	$ 405